Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of statement of operations and comprehensive loss - SoundHound, Inc. [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 12,106
Cost of revenues	(4,515)
Gross profit	7,591
Operating expenses
Sales and marketing	5,392
Research and development	47,769
General and administrative	14,191
Total operating expenses	67,352
Loss from operations	(59,761)
Other income (expense)
Interest income, net	919
Other expense, net	(2,093)	[1]
Total other income, net	(1,174)
Loss before provision for income taxes	(60,935)
Provision for income taxes	253
Net loss	(61,188)	[1]
Unrealized holding gain on available-for-sale securities	31
Comprehensive loss	(61,157)
Revenue
Hosting and professional services	9,851
License and other	2,182
Maintenance and support	73
Hosted service
Professional Services
Traffic Monetization
Total Revenue	12,106
Adjustments Due to Errors [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(4,429)
Cost of revenues
Gross profit	(4,429)
Operating expenses
Sales and marketing
Research and development
General and administrative	384
Total operating expenses	384
Loss from operations	(4,813)
Other income (expense)
Interest income, net
Other expense, net	1,534	[1]
Total other income, net	1,534
Loss before provision for income taxes	(3,279)
Provision for income taxes
Net loss	(3,279)	[1]
Unrealized holding gain on available-for-sale securities
Comprehensive loss	(3,279)
Reclassification Entries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Operating expenses
General and administrative
Total operating expenses
Loss from operations
Other income (expense)
Interest income, net
Other expense, net		[1]
Total other income, net
Loss before provision for income taxes
Provision for income taxes
Net loss		[1]
Unrealized holding gain on available-for-sale securities
Comprehensive loss
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	7,677
Cost of revenues	(4,515)
Gross profit	3,162
Operating expenses
Sales and marketing	5,392
Research and development	47,769
General and administrative	14,575
Total operating expenses	67,736
Loss from operations	(64,574)
Other income (expense)
Interest income, net	919
Other expense, net	(559)	[1]
Total other income, net	360
Loss before provision for income taxes	(64,214)
Provision for income taxes	253
Net loss	(64,467)	[1]
Unrealized holding gain on available-for-sale securities	31
Comprehensive loss	(64,436)
Revenue
Hosting and professional services
License and other
Maintenance and support
Hosted service	4,190
Professional Services	2,361
Traffic Monetization	1,126
Total Revenue	7,677
Restatement Impacts [Member]
Condensed Income Statements, Captions [Line Items]
Gross profit	(4,429)
Revenue
Hosting and professional services	(9,851)
License and other	(2,182)
Maintenance and support	(73)
Hosted service	4,190
Professional Services	2,361
Traffic Monetization	1,126
Total Revenue	$ (4,429)

[1]	The Company identified an error in the valuation of warrant liability as of December 31, 2019. As a result of the error, the warrant liability was overstated by $1,629,000. As such, the Company recorded an adjustment to correct the warrant liability balance on the Consolidated Balance Sheet and other expense on the Consolidated Statement of Operations and Comprehensive Loss.